Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Loan to Fvndit, Inc. (formerly Directus Holdings, Inc.)
Reconciliation of effective statutory income tax rates
	2020		2019
	Amount	Percent	Amount	Percent

Federal statutory rates	$(15,798)	21.0%	$(47,431)	21.0%
State income taxes	(6,620)	8.8%	(19,876)	8.8%
Permanent differences	946	21.00%	(915)	-0.4%
Valuation allowance	21,472	-28.54%	66,392	-29.8%
Effective rate	$-	0.0%	$-	0.0%